Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Inventory Disclosure [Abstract]
Aggregate stockpiles	$ 90,000	$ 88,211	$ 70,300
Finished goods	18,355	8,826	11,207
Work in process	2,065	1,801	2,623
Raw materials	22,887	12,715	12,302
Total	$ 133,307	$ 111,553	$ 96,432